Average Annual Total Returns{- Fidelity Large Cap Growth Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity Large Cap Growth Enhanced Index Fund	Fidelity Large Cap Growth Enhanced Index Fund Return Before Taxes Past 1 year	Fidelity Large Cap Growth Enhanced Index Fund Return Before Taxes Past 5 years	Fidelity Large Cap Growth Enhanced Index Fund Return Before Taxes Past 10 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions Past 5 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions Past 10 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Growth Enhanced Index Fund After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	35.98%	18.80%	16.11%	34.50%	17.59%	14.91%	22.33%	14.98%	13.22%	38.49%	21.00%	17.21%